MANAGEMENT OF FINANCIAL RISK - SENIOR SECURED NOTES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ 39,956	$ 5,868
Interest rate risk [member] | Interest rate swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instruments designated as hedging instruments, at fair value	$ (39,956)